INCOME TAX (CREDIT)/EXPENSE (Schedule of Charge for Tax) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax (credit)/ expense
Irish Corporation tax		$ (258)	$ (51)	$ (240)
Foreign taxes	[1]	195	358	222
Adjustment in respect of prior years		(56)	150	(271)
Total current tax (credit)/expense		(119)	457	(289)
Deferred tax credit
Origination and reversal of temporary differences (see Note 14)	[2]	(2,031)	(5,969)	(2,872)
Origination and reversal of net operating losses (see Note 14)	[2]	1,625	4,298	(396)
Total deferred tax credit	[2]	(406)	(1,671)	(3,268)
Total income tax credit on continuing operations in statement of operations	[2]	(525)	(1,214)	(3,557)
Tax (credit)/charge on discontinued operations (see Note 10)	[2]	(590)	323	(4,887)
Total tax credit	[2]	$ (1,115)	$ (891)	$ (8,444)

[1]	In 2018, the foreign taxes relate primarily to Canada.
[2]	In 2018, there was a deferred tax charge of US$369,000 (2017: credit of US$170,000; 2016: credit of US$1,804,000) recognised in respect of Ireland and a deferred tax credit of US$775,000 (2017: credit of US$1,501,000; 2016: credit of US$1,464,000) recognised in respect of overseas tax jurisdictions.